CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Cash flows from operating activities:
Net loss	$ (38,043,362)	$ (32,357,957)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,653,819	862,888
Amortization of loan discount and fees	6,506,384	1,382,222
Stock-based compensation	602,038	4,800,337
Fees incurred in connection with debt financings	568,149	560,309
Change in fair value of warrant liability	(18,223)	11,958
Change in fair value of derivative liability	(1,354,434)	(910,204)
Gain in the change in fair value of contingent consideration	564,303	8,764,460
Impairment of goodwill and intangible assets	5,503,095	3,400,000
Forgiveness of Payroll Protection Program	(1,760,755)	(407,994)
Change in credit reserve	(118,840)	36,893
Deferred offering costs	367,696
Loss from discontinued operations, net of tax	10,928,643	1,023,873
Deferred offering costs	104,512	367,696
Deferred income tax benefit		(1,100,120)
Changes in operating assets and liabilities:
Accounts receivable, net	(452,030)	150,288
Due from factor, net	655,708	(399,701)
Inventory	479,394	(911,293)
Prepaid expenses and other current assets	(445,798)	(151,917)
Accounts payable	892,120	456,690
Accrued expenses and other liabilities	1,631,512	834,489
Deferred revenue		4,882
Due to related parties	298,943	(63,550)
Accrued interest	984,358	461,113
Assets and liabilities of discontinued operations	(210,426)	(678,623)
Net cash used in operating activities	(10,767,706)	(14,230,957)
Cash flows from investing activities:
Cash acquired (consideration) pursuant to business combination	(7,247,303)	(5,936,757)
Net cash provided by (used in) investing activities	(7,369,137)	(6,011,053)
Cash flows from financing activities:
Advances (repayments) from factor	(3,096)	(41,200)
Repayment of contingent consideration	(645,304)
Proceeds from venture debt	237,500
Repayments of convertible notes and loans payable	(7,350,276)	(2,006,628)
Issuance of convertible notes payable	3,280,360	2,779,910
Proceeds from public offering	19,347,446	10,000,002
Proceeds from Issuance Initial Public Offering	19,347,446	10,000,002
Exercise of over-allotment option with public offering, net		(1,364,997)
Exercise of warrants		1,768,046
Offering costs	(2,921,216)	(2,116,957)
Net cash provided by financing activities	18,896,664	20,181,820
Net change in cash and cash equivalents	759,820	(60,190)
Cash and cash equivalents at beginning of period	515,796	575,986
Cash and cash equivalents at end of period	1,275,616	515,796
Supplemental disclosure of cash flow information:
Cash paid for interest	734,869	902,089
Supplemental disclosure of non-cash investing and financing activities:
Conversion of notes into common stock	11,983,389	2,680,289
Warrant and common shares issued with notes	1,368,741
Derivative liability in connection with convertible note	559,957	3,204,924
Conversion of venture debt into preferred stock	$ 6,300,000
Conversion of related party notes and payables into preferred and common stock		257,515
Conversion of preferred stock into common stock		6,291
Conversion of contingent consideration into common stock		73,500
Common shares issued pursuant to equity line of credit		$ 367,696